Share-Based Compensation Plan - Summary of Changes in the Stock Options (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Beginning of year	2,337,732	2,116,065
Granted	203,000	320,000
Exercised	(365,733)	(91,667)
Forfeitures	(10,000)	(6,666)
End of year	2,164,999	2,337,732
Beginning of year	$ 1.59	$ 1.19
Granted	5.79	4.04
Exercised	0.98	0.90
Forfeitures	1.48	1.48
End of year	$ 2.10	$ 1.59